NET INVESTMENT INCOME AND REALIZED INVESTMENT GAINS (Tables)	6 Months Ended
Jun. 30, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of Net Investment Income
Net investment income is shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Available-for-sale fixed maturity securities	$216	$84	$420	$107
Mortgage loans	76	29	149	33
Private loans	22	10	35	17
Real estate and real estate partnerships	15	22	34	22
Investment funds	45	9	64	25
Equity accounted investments	—	50	—	50
Short-term investments and other invested assets	66	(9)	138	(3)
Total net investment income	$440	$195	$840	$251

Schedule of Net Unrealized and Realized Investment Gains (Losses)
Net unrealized and realized investment gains (losses) are shown below:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2023	2022	2023	2022
Available-for-sale fixed maturity securities	$(40)	$(54)	$(68)	$(56)
Equity securities	245	25	156	(25)
Mortgage loans	(1)	(43)	(12)	(44)
Private loans	(3)	—	(3)	—
Short-term investments and other invested assets	91	(63)	113	18
Total investment related gains (losses), net	$292	$(135)	$186	$(107)